Registration Nos. 333-84639
811-9521

          SECURITIES AND EXCHANGE COMMISSION
                 WASHINGTON, DC 20549
                      FORM N-1A

           REGISTRATION STATEMENT UNDER THE
                SECURITIES ACT OF 1933                 X

            PRE-EFFECTIVE AMENDMENT NO.  ---          ---
            POST-EFFECTIVE AMENDMENT NO. 18            X
                       and/or

           REGISTRATION STATEMENT UNDER THE
            INVESTMENT COMPANY ACT OF 1940             X

                   Amendment No. 21                    X

           (Check appropriate box or boxes)


                 MANAGERS AMG FUNDS
------------------------------------------------------------
  (Exact Name of Registrant as Specified in Charter)
     40 Richards Avenue, Norwalk, Connecticut 06854
------------------------------------------------------------
       (Address of Principal Executive Offices)
               Philip H. Newman, Esq.
            Elizabeth Shea Fries, Esq., P.C.
                Goodwin Procter LLP
                  Exchange Place
               Boston, MA 02109-2881
------------------------------------------------------------
         (Name and Address of Agent for Service)
        As soon as practicable after the effective
           date of this Registration Statement
------------------------------------------------------------
     (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective
(check appropriate box):

--- Immediately upon filing         ---  On (date) pursuant to
    pursuant to paragraph (b)            paragraph (b)

 X  60 days after filing pursuant   ---  On (date) pursuant to
    to paragraph (a)(1)                  paragraph (a)(1)

--- 75 days after filing pursuant   ---  On (date) pursuant to
    to (a)(2) of Rule 485                paragraph (a)(2) of Rule 485


If appropriate, check the following box:

--- This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer is not permitted.


                 SUBJECT TO COMPLETION

       PRELIMINARY PROSPECTUS DATED MAY 7, 2002

                   MANAGERS AMG FUNDS
             BURRIDGE SMALL CAP GROWTH FUND
                    ------------------
                        PROSPECTUS
                    DATED JUNE __, 2002

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                         TABLE OF CONTENTS
                                                                       Page
KEY INFORMATION                                                          1

FEES AND EXPENSES OF THE FUND	                                         4

BURRIDGE SMALL CAP GROWTH FUND                                           6

MANAGERS AMG FUNDS                                                      10

PAST PERFORMANCE OF BURRIDGE                                            11

YOUR ACCOUNT                                                            14

HOW TO PURCHASE SHARES                                                  15

DISTRIBUTION PLAN                                                       15

HOW TO SELL SHARES                                                      16

INVESTOR SERVICES                                                       17

OPERATING POLICIES                                                      17

ACCOUNT STATEMENTS                                                      18

DIVIDENDS AND DISTRIBUTIONS                                             18

TAX INFORMATION                                                         18

CONTACT INFORMATION                                                     19

ADDITIONAL INFORMATION                                                  20


                        KEY INFORMATION

This Prospectus contains important information for anyone interested in investing in the Burridge Small Cap Growth
Fund  (the "Small Cap Fund" or the "Fund"), a series of
Managers AMG Funds. Please read this document carefully before you invest and keep it for future reference. You should base your purchase of shares of the Fund on your own goals, risk preferences and investment time horizons.
Summary of the Goals, Principal Strategies and Principal
Risk Factors of the Fund.

The following is a summary of the goals, principal strategies and principal risk factors of the Fund.


Fund             Goal              Principal Strategies   Principal Risk Factors
----             ----              --------------------   ----------------------

Small Cap Fund   Long-term capital Primarily invests in   Market Risk
                 Appreciation      common and preferred   Management Risk
                                   stocks of small        Sector Risk
                                   capitalization U.S.    Small Capitalization
                                   companies                Stock Risk

                                   Invests at least 80%
                                   of its assets in
                                   companies that, at
                                   the time of purchase,
                                   have capitalization
                                   within the range
                                   represented by the
                                   Russell 2000 Index.

                                   Ordinarily chooses
                                   investments in
                                   companies with
                                   earnings that are
                                   growing and that The
                                   Burridge Group LLC
                                   believes will show an
                                   acceleration of earnings
                                   growth in the future.


All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money by investing in the Fund. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Fund in which you are investing. The following is a discussion of the principal risk factors of the Fund.

MARKET RISK

The Fund is subject to the risks generally of investing in stocks, commonly referred to as "market risk."

Market risk includes the risk of sudden and unpredictable drops in value of the market as a whole and periods of lackluster performance. Despite the unique influences on individual companies, stock prices, in general, rise and fall as a result of investors' perceptions of the market as a whole. The consequences of market risk are that if the stock market drops in value, the value of a Fund's portfolio of investments is also likely to decrease in value. The increase or decrease in the value of a Fund's investments, in percentage terms, may be more or less than the increase or decrease in the value of the market.

MANAGEMENT RISK

The Fund is subject to management risk because it is an actively managed investment portfolio. Management risk is the chance that poor security selection will cause the Fund to underperform other funds with similar objectives. The success of a Fund's investment strategy depends significantly on the skill of The Burridge Group LLC
("Burridge") in assessing the potential of the securities in which the Fund invests. Burridge will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired result.

SECTOR RISK

Companies that are in similar businesses may be similarly affected by particular economic or market events, which may in certain circumstances cause the value of securities in all companies of a particular sector of the market to decrease. To the extent a Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Diversification among groups of companies in different businesses may reduce sector risk but may also dilute potential returns.

SMALL CAPITALIZATION STOCK RISK

Small capitalization companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. For these and other reasons, the Fund may underperform other stock funds (such as medium- and large-company stock funds) when stocks of small capitalization companies are out of favor.

                   PERFORMANCE SUMMARY

The following bar chart and table illustrate the risks of investing in the Fund by showing the performance of the Fund's predecessor, a 401(k) plan trust (the "Predecessor
Account") for the period prior to the Fund's inception on _____________, 2002. The chart and table illustrate how the performance of the Predecessor Account has varied since its inception on September 26, 2000. The Predecessor
Account's objectives, policies, guidelines and restrictions were, in all material respects, the same as the Fund's.
The Predecessor Account was not registered as a mutual fund and therefore was not subject to certain investment restrictions that are imposed upon mutual funds. If the Predecessor Account had been registered as a mutual fund, the Account's performance may have been adversely affected.
The performance of the Predecessor Account was calculated according to the standardized SEC method, except that quarterly rather than daily fund values were used. Past performance does not guarantee future results.

                ANNUAL TOTAL RETURNS

           Year                Annual Return
           ----                -------------
           2001                  30.77%



Best Quarter:*                           32.78%       (2nd Quarter 2001)
Worst Quarter: *                        -19.69%       (3rd Quarter 2001)
Most Recent Return Information*:          3.23%       (Jan. 1, 2002-Mar. 31, 2002)

*Reflects performance prior to the Fund's inception on _______ __, 2002.

The following table compares the Fund's performance to that of a broadly based securities market index. The table assumes that dividends and capital gain distributions have been reinvested for the applicable index; as a tax-deferred arrangement, the Predecessor Account has made no distributions. As always, the past performance of the Fund is not an indication of how the Fund will perform in the future.


        Average Annual Total Returns as of 12/31/01*


                                      1 Year            Life of Fund
Return Before Taxes                    30.77%                   20.10%
Return After Taxes on
Distributions and Sale of Fund
Shares                                 24.62%                   16.08%
Russell 2000 Index                      2.49%                   -3.69%


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. As a tax-deferred arrangement, the Predecessor Account did not make distributions. For this reason and because the Fund did not begin operations until __________, 2002, no returns after taxes on distributions are currently shown for the Fund.

The Russell 2000 Index is a market-capitalization weighted index of 2000 U.S. common stocks. The returns for the Russell 2000 reflect no deduction for fees, expenses or taxes.

* The Fund's returns reflect the Predecessor Account's performance for periods prior to the Fund's inception on ________, 2002.

                     FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

FEES AND EXPENSES

SHAREHOLDER FEES (fees paid directly from your investment)



Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of the offering price)	                      None
Maximum Deferred Sales Charge (Load)                            None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
  and Other Distributions                                       None
Redemption Fee                                                  None
Exchange Fee                                                    None
Maximum Account Fee                                             None


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)



                                                          Small Cap Fund
                                                          --------------

Management Fee                                                  1.00%
Distribution (12b-1) Fees                                       0.25%
Other Expenses                                                  0.38%1
                                                                ------
Total Annual Fund Operating Expenses                            1.63%
Fee Waiver and Reimbursement                                   (0.14%)2
                                                                ------
Net Annual Fund Operating Expenses                              1.49%
                                                                ======


1 Because the Fund is new, the "Other Expenses" of the Fund is based on annualized projected expenses and average net assets for the fiscal year ending April 30, 2003.

2 The Managers Funds LLC and Burridge have contractually agreed, through September 1, 2003,to limit Net Annual Fund
Operating Expenses (exclusive of taxes, interest, brokerage costs and extraordinary items) to 1.49% of the average daily net assets of the Fund, subject to later reimbursement by the Fund in certain circumstances. See
"Managers AMG Funds."

EXAMPLE

This example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.
The example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:



                                1 YEAR           3 YEARS
                                ------           -------
     Small Cap Fund              $152             $495


The example reflects the impact of the Fund's contractual expense limitation for the initial eighteen (18) month period covered by the Example.

The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

                 BURRIDGE SMALL CAP GROWTH FUND

OBJECTIVE

The Small Cap Fund's investment objective is to achieve long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Small Cap Fund invests at least 80% of its assets in common and preferred stocks of small capitalization U.S.
companies. The term "small capitalization companies" refers to companies that, at the time of purchase, have capitalizations within the range of capitalizations represented by the Russell 2000 Index (the "Russell 2000").
As of December 31, 2001, the range of capitalizations for the Russell 2000 was $4 million to $2 billion. The Fund may retain a security if the issuer's capitalization subsequently exceeds the upper limit of the Russell 2000.

Burridge serves as sub-adviser to the Fund. Burridge selects stocks of companies that are exhibiting accelerating growth in earnings and that Burridge believes are undervalued relative to each company's future growth potential. Ordinarily, the Fund will invest in companies from all sectors of the market based on Burridge's fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook. Burridge uses earnings models to value a company against its own history, the industry and the market to identify securities that are undervalued relative to their future growth potential.

Ordinarily, the Fund will sell a stock if the earnings growth decelerates, or if the valuation is no longer attractive relative to Burridge's long term growth expectations.

For temporary defensive purposes, the Fund may invest, without limit, in cash or high quality short-term debt securities, including repurchase agreements. To the extent that the Fund is invested in these instruments, the Fund will not be pursuing its investment objective.

SHOULD YOU INVEST IN THIS FUND?

This Fund MAY be suitable if you:

     * Are seeking an opportunity for some equity returns in your investment portfolio

     * Are willing to accept a higher degree of risk for the opportunity of higher potential returns

     * Have an investment time horizon of five years or more

This Fund MAY NOT be suitable if you:

     *  Are seeking stability of principal

     *  Are investing with a shorter time horizon in mind

     *  Are uncomfortable with stock market risk

     *  Are seeking current income

WHAT ARE YOU INVESTING IN? You are buying shares of a pooled investment known as a mutual fund. It is professionally managed and gives you the opportunity to invest in a wide variety of companies, industries and markets. This Fund is not a complete investment program and there is no guarantee that it will reach its stated goals.

                  MANAGERS AMG FUNDS

Managers AMG Funds is a no-load mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks and policies. The
Small Cap Fund is one of the funds currently available in the fund family.

The Managers Funds LLC (the "Investment Manager" or "TMF"), located at 40 Richards Avenue, Norwalk, CT 06854, serves as investment manager to the Fund and is responsible for the Fund's overall administration. The Investment Manager also monitors the performance, security holdings and investment strategies of Burridge, the sub-adviser of the Fund and, when appropriate, evaluates any potential new asset managers for the fund family. Managers Distributors, Inc. ("MDI" or the "Distributor"), a wholly-owned subsidiary of the Investment Manager, serves as the Fund's Distributor.

Burridge has day-to-day responsibility for managing the Fund's portfolio. Burridge, located at 333 West Wacker Drive, Chicago, Illinois 60606, was formed in 19XX. Affiliated Managers Group, Inc. indirectly owns a majority interest in Burridge. As of December 31, 2001, Burridge had assets under management of approximately
$2.2 billion. The Fund is managed by a team at Burridge led by Nancy Prial, Burridge's Chief Investment Officer. Mrs. Prial came to Burridge in March 1998; prior to that she was a Senior Portfolio Manager with American Century Investors from February 1994 to March 1998.

The Fund is obligated by its investment management agreement to pay an annual management fee to the Investment Manager of 1.00% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Burridge 1.00% of the average daily net assets of the Fund for its services as sub-adviser. Under its investment management agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and, under its distribution agreement with the Fund, the Investment Manager provides a variety of shareholder and marketing services to the Fund. The Investment Manager receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Burridge, Burridge reimburses the Investment Manager for the costs the Investment Manager bears in providing administrative, shareholder and other additional services to the Fund.

The Investment Manager has contractually agreed, until September 1, 2003, to waive fees and pay or reimburse the Fund to the extent total expenses of the Fund (exclusive of taxes, interest, brokerage costs and extraordinary items) exceed 1.49% of the Fund's average daily net assets. The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within 3 years after the waiver or reimbursement and that such repayment would not cause the Fund's expenses in any such future year to exceed 1.49% of the Fund's average daily net assets. In addition to any other waiver or reimbursement agreed to by the Investment Manager, Burridge from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee.

                      YOUR ACCOUNT

As an investor, you pay no sales charges to invest in the Fund and you pay no charges to transfer within the Fund family or even to redeem out of the Fund. The price at which you purchase and redeem your shares is equal to the NET ASSET VALUE PER SHARE (NAV) next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the "NYSE") is open for trading. The NAV is equal to the Fund's net worth (assets minus liabilities) divided by the number of shares outstanding. The Fund's NAV is calculated at the close of regular business of the New York Stock Exchange (NYSE), usually 4:00 p.m. New York Time.

The Fund's investments are valued based on market values.
If market quotations are not readily available for any security, the value of the security will be based on an evaluation of its fair value, pursuant to procedures established by the Board of Trustees.

MINIMUM INVESTMENTS IN THE FUND

Cash investments in the Fund must be in U.S. dollars.
Third-party checks which are under $10,000 and are payable to an existing shareholder who is a natural person
(as opposed to a corporation or partnership) and endorsed over to the Fund or the Custodian bank will be accepted.
The following provides the minimum initial and additional investments in the Fund:



                                  Initial Investment      Additional Investment
                                  ------------------      ---------------------
Regular accounts                       $5,000                  $1,000
Traditional IRA                        $3,000                  $1,000
Roth IRA                               $3,000                  $1,000


The Fund or the Distributor may, in its discretion, waive the minimum initial or additional investment amounts at any time.

If you invest through a third-party such as a bank, broker-dealer or other fund distribution organization rather than directly with the Fund, the policies, fees and minimum investment amounts may be different than those described in this Prospectus. The Fund may also participate in programs with many national brokerage firms which limit the transaction fees for the shareholder and may pay fees to these firms for participation in these programs.

A Traditional IRA is an individual retirement account.
Contributions may be deductible at certain income levels and earnings are tax-deferred while your withdrawals and distributions are taxable in the year that they are made.

A Roth IRA is an IRA with non-deductible contributions and tax-free growth of assets and distributions. The account must be held for five years and certain other conditions must be met in order to qualify.

You should consult your tax professional for more information on IRA accounts.

                  HOW TO PURCHASE SHARES


                             Initial Purchase          Additional Purchases
--------------------------------------------------------------------------------
Through your Investment      Contact your investment   Send any additional
Advisor                      advisor or other          monies to your investment
                             investment professional.  professional at the
                                                       address appearing on your
                                                       account statement.

ALL SHAREHOLDERS:            Complete the account      Write a letter of
BY MAIL                      application.  Mail the    instruction and a
                             application and a check   check payable to
                             payable to Managers AMG   Managers AMG Funds to:
                             Funds to:

                             Managers AMG Funds        Managers AMG Funds
                             c/o Boston Financial      c/o Boston Financial
                             Data Services, Inc.       Data Services, Inc.
                             P.O. Box 8517             P.O. Box 8517
                             Boston, MA 02266-8517     Boston, MA 02266-8517

                                                       Include your account #
                                                       and Fund name on your
                                                       check.

BY TELEPHONE                 Not Available             If your account has
                                                       already been established,
                                                       call the Transfer Agent
                                                       at (800) 252-0682. The
                                                       minimum additional
                                                       investment is $1,000.

BY INTERNET                  Not Available             If your account has
                                                       already been established,
                                                       see our website at
                                                       http://www.managersamg
                                                       .com.  The minimum
                                                       additional investment is
                                                       $1,000.


NOTE:	 IF YOU REDEEM SHARES FOLLOWING A PURCHASE BY CHECK,
THE FUND MAY HOLD THE PROCEEDS OF YOUR REDEMPTION FOR UP TO
15 CALENDAR DAYS TO ENSURE THAT THE CHECK HAS CLEARED.

By Wire:  Please call and notify the Fund at (800) 252-
0682. Then instruct your bank to wire the money to State Street Bank and Trust Company, Boston, MA 02101; ABA
#011000028; BFN Managers AMG Funds A/C 9905-472-8, FBO
Shareholder name, account number and Fund name. Please be aware that your bank may charge you a fee for this service.

                       DISTRIBUTION PLAN

The Fund has adopted a distribution plan to pay for the marketing of shares of the Fund. Under the plan, the Board of Trustees may authorize payments at an annual rate of up to 0.25% of the Fund's average daily net assets to the Distributor for providing distribution services. Because fees for the marketing of the Fund's shares are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of a shareholder's investment in the Fund and may cost more than other types of sales charges.

                  HOW TO SELL SHARES

You may sell your shares at any time. Your shares will be sold at the NAV calculated after the Fund's Transfer Agent receives your order.

                                               Instructions
--------------------------------------------------------------------------------
THROUGH YOUR INVESTMENT ADVISOR    Contact your investment advisor or other
                                   investment professional.
--------------------------------------------------------------------------------
ALL SHAREHOLDERS:

*     BY MAIL                      Write a letter of instruction containing:
                                   *  the name of the Fund
                                   *  dollar amount or number of shares to be
                                      sold
*  your name
                                   *  your account number
                                   *  signatures of all owners on account

                                   Mail letter to:

                                   Managers AMG Funds
                                   c/o Boston Financial Data Services, Inc.
                                   P.O. Box 8517
                                   Boston, MA 02266-8517

*     BY TELEPHONE                 If you elected telephone redemption
                                   privileges on your account application,
                                   call us at (800) 252-0682.

*     BY INTERNET                  See our website at
                                   http://www.managersamg.com.


NOTE:  IF YOU REDEEM SHARES FOLLOWING A PURCHASE BY CHECK,
THE FUND MAY HOLD THE PROCEEDS OF YOUR REDEMPTION FOR
UP TO 15 CALENDAR DAYS TO ENSURE THAT THE CHECK HAS
CLEARED.

Redemptions of $25,000 and over require a signature guarantee. A signature guarantee helps to protect against fraud. You can obtain one from most banks and/or securities dealers. A notary public cannot provide a signature guarantee. In joint accounts, both signatures must be guaranteed.

Telephone redemptions are available only for redemptions which are below $25,000.

                 INVESTOR SERVICES

Automatic Reinvestment Plan allows your dividends and capital gain distributions to be reinvested in additional shares of the Fund. You can elect to receive cash.

Automatic Investments allows you to make automatic deductions from a designated bank account.

Automatic Withdrawals allows you to make automatic monthly withdrawals of $100 or more. Withdrawals are normally completed on the 25th day of each month. If the 25th day of any month is a weekend or a holiday, the withdrawal will be completed on the next business day.

Individual Retirement Accounts are available to you at no additional cost. Call us at (800) 835-3879 for more information and an IRA kit.

The Fund has an Exchange Privilege which allows you to exchange your shares of the Fund for shares of other Funds in any of our fund families. There is no fee associated with the Exchange privilege. Be sure to read the Prospectus of any Fund that you wish to exchange into. You can request your exchange in writing, by telephone (if elected on the application), by Internet or through your investment advisor, bank or investment professional.

                   OPERATING POLICIES

The Fund will not be responsible for any losses resulting from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone or internet, call the Fund for instructions.

The Fund is a series of a "Massachusetts business trust."
The Board of Trustees may, without the approval of the shareholders, create additional series at any time. Also at any time, the Board of Trustees may, without shareholder approval, divide these series or any other series into two or more classes of shares with different preferences, privileges, and expenses.

The Fund reserves the right to:

* redeem an account if the value of the account falls below $5,000 due to redemptions;

* suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when trading is restricted by the Securities and Exchange Commission;

*  change the minimum investment amounts;

* delay sending out redemption proceeds for up to seven days (this usually applies to very large redemptions without notice, excessive trading or unusual market conditions);

* make a redemption-in-kind (a payment in portfolio securities instead of in cash);

*  refuse a purchase order for any reason;

* refuse any exchange request if we determine that such request could adversely affect the Fund, including if such person or group has engaged in excessive trading
   (to be determined in our discretion);

* after prior warning and notification, close an account or a related account due to excessive trading; and

* terminate or change the Exchange Privilege or impose fees in connection with exchanges or redemptions.

               ACCOUNT STATEMENTS

You will receive quarterly and yearly statements detailing your account activity. All investors (other than IRA accounts) will also receive a Form 1099-DIV, detailing the tax characteristics of any dividends and distributions that you have received in your account. You will also receive a confirmation after each trade executed in your account.

           DIVIDENDS AND DISTRIBUTIONS

Income dividends and net capital gain distributions, if any, are normally declared and paid in December.

We will automatically reinvest your distributions of dividends and capital gains unless you tell us otherwise. You may change your election by writing to us at least 10 days prior to the scheduled payment date.

                TAX INFORMATION

Please be aware that the following tax information is general and refers to the provisions of the Internal
Revenue Code of 1986, as amended, which are in effect as of the date of this Prospectus. You should consult a tax consultant about the status of your distributions from the Fund.

All dividends and short-term capital gains distributions are generally taxable to you as ordinary income. Capital gain dividends will be taxed as long-term capital gains regardless of how long you have held shares of the Fund. These provisions apply whether you receive the distribution in cash or reinvest it for additional shares. An exchange of a Fund's shares for shares of another fund will be treated as a sale of the first Fund's shares and any gain on the transaction may be subject to federal income tax.

Keep in mind that distributions may be taxable to you at different rates depending on the length of time the Fund held the applicable investment and not the length of time that you held your Fund shares. When you do sell your Fund shares, a capital gain may be realized, except for certain tax-deferred accounts, such as IRA accounts.

Federal law requires the Fund to withhold taxes on distributions paid to shareholders who;

* fail to provide a social security number or taxpayer identification number;

* fail to certify that their social security number or taxpayer identification number is correct; or

*  fail to certify that they are exempt from withholding.

                 MANAGERS AMG FUNDS

           BURRIDGE SMALL CAP GROWTH FUND

INVESTMENT MANAGER
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

SUB-ADVISER
The Burridge Group
333 West Wacker Drive
Chicago, Illinois  60606

DISTRIBUTOR
Managers Distributors, Inc.
40 Richards Avenue
Norwalk, Connecticut  06854-2325

CUSTODIAN
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

LEGAL COUNSEL
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

TRANSFER AGENT
Boston Financial Data Services, Inc.
Attn:  Managers AMG Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

TRUSTEES
Jack W. Aber
William E. Chapman, II
Sean M. Healey*
Edward J. Kaier
Peter M. Lebovitz*
Eric Rakowski

*Interested Person

ADDITIONAL INFORMATION

Additional information for the Fund, including the Statement of Additional Information, is available to you without charge and may be requested as follows:

     By Telephone:          1-800-835-3879

     By Mail:               Managers AMG Funds
                            40 Richards Avenue
                            Norwalk, CT 06854

     On the Internet:       Electronic copies are available
                            on our website at
                            http://www.managersamg.com

A current Statement of Additional Information for the Fund is on file with the Securities and Exchange Commission and is incorporated by reference (is legally part of this prospectus). Text-only copies are also available on the EDGAR database of the SEC's website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-
0102. Information about the Funds also may be reviewed and copied at the SEC's Public Reference Room. Call (202)
942-8090 for information on the operation of the SEC's
Public Reference Room.

INVESTMENT COMPANY ACT REGISTRATION NUMBER 811-9521

The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer is not permitted.


                 SUBJECT TO COMPLETION
   PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION
                 DATED MAY 7, 2002

                 MANAGERS AMG FUNDS
            BURRIDGE SMALL CAP GROWTH FUND
            ------------------------------

         STATEMENT OF ADDITIONAL INFORMATION
               DATED JUNE __, 2002

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Statement of Additional Information is truthful or complete. Any representation to the contrary is a criminal offense.



TABLE OF CONTENTS                                     Page
GENERAL INFORMATION                                    1
ADDITIONAL INVESTMENT POLICIES                         1
MANAGERS AMG FUNDS TRUSTEE BIOGRAPHICAL DISCLOSURE     7
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES   10
MANAGEMENT OF THE FUND                                10
BROKERAGE ALLOCATION AND OTHER PRACTICES              14
PURCHASE, REDEMPTION AND PRICING OF SHARES            15
CERTAIN TAX MATTERS                                   17
PERFORMANCE DATA                                      20


                   GENERAL INFORMATION


   This Statement of Additional Information relates only to the Burridge Small Cap Growth Fund (the "Fund"). The Fund is a series of shares of beneficial interest of Managers AMG Funds, a no-load mutual fund family, formed as a Massachusetts business trust (the "Trust"). The Trust was organized on June 18, 1999.

   This Statement of Additional Information describes the financial history, management and operation of the Fund, as well as the Fund's investment objectives and policies. It should be read in conjunction with the Fund's current
Prospectus.  The Trust's executive office is located at 40
Richards Avenue, Norwalk, CT  06854.

   The Managers Funds LLC, a subsidiary of Affiliated
Managers Group, Inc., serves as investment manager to the Fund and is responsible for the Fund's overall administration. See
"Management of the Fund."

              ADDITIONAL INVESTMENT POLICIES

   The following is additional information regarding the policies used by the Fund in an attempt to achieve its investment objective as stated in its Prospectus. The Fund is a diversified open-end management investment company.

   The Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of issuers that at the time of purchase, have capitalizations that fall within the range of capitalizations represented by the Russell 2000 Index. The Fund will provide shareholders with 60 days' prior notice of any change in this policy.

INVESTMENT TECHNIQUES AND ASSOCIATED RISKS

   The following are descriptions of the types of securities that may be purchased by the Fund.

   (1) Cash Equivalents. The Fund may invest in cash equivalents. Cash equivalents include certificates of deposit, bankers acceptances, commercial paper, short-term corporate debt securities and repurchase agreements.

   Bankers Acceptances. The Fund may invest in bankers acceptances. Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. These instruments become "accepted" when a bank guarantees their payment upon maturity.

   Eurodollar bankers acceptances are bankers acceptances denominated in U.S. Dollars and are "accepted" by foreign branches of major U.S. commercial banks.

   Certificates of Deposit. The Fund may invest in certificates of deposit. Certificates of deposit are issues against money deposited into a bank (including eligible foreign branches of U.S. banks) for a definite period of time.
They earn a specified rate of return and are normally negotiable.

   Commercial Paper. The Fund may invest in commercial paper. Commercial paper refers to promissory notes that represent an unsecured debt of a corporation or finance company. They have a maturity of less than 9 months.
Eurodollar commercial paper refers to promissory notes payable in U.S. Dollars by European issuers.

   Repurchase Agreements. The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines which have been approved by the Fund's Board of Trustees. In a repurchase agreement, the Fund buys a security from a bank or a broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is the purchase price plus a mutually agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements will be short, and at no time will the Fund enter into repurchase agreements for more than seven days.

   Repurchase agreements could have certain risks that may adversely affect the Fund. If a seller defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to a seller of the security, realization of disposition of the collateral by the Fund may be delayed or limited.

   (2) Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. The price reflects the interest rates in effect for the term of the agreement. For the purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage which may cause any gains or losses for the Fund to become magnified.

   The Fund will invest the proceeds of borrowings under reverse repurchase agreements. The Fund will not invest the proceeds of a reverse repurchase agreement for a period that is longer than the reverse repurchase agreement itself. The Fund will establish and maintain a separate account with the Custodian that contains a segregated portfolio of securities in an amount which is at least equal to the amount of its purchase obligations under the reverse repurchase agreement.

   (3) Foreign Securities. The Fund may invest in foreign securities either directly or indirectly in the form of American Depositary Receipts or similar instruments. Investments in securities of foreign issuers and in obligations of domestic banks involve different and additional risks from those associated with investing in securities of U.S. issuers. There may be limited information available to investors which is publicly available, and generally foreign issuers are not subject to uniform accounting, auditing and financial standards and requirements like those applicable to U.S. issuers. Any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase.

   Investors should be aware that the value of the Fund's investments in foreign securities may be adversely affected by changes in political or social conditions, confiscatory taxation, diplomatic relations, expropriation, nationalization, limitation on the removal of funds or assets, or the establishment of exchange controls or other foreign restrictions and tax regulations in foreign countries. In addition, due to the differences in the economy of these foreign countries compared to the U.S. economy, whether favorably or unfavorably, portfolio securities may appreciate or depreciate and could therefore adversely affect the Fund's operations. It may also be difficult to obtain a judgment against a foreign creditor. Foreign securities trade with less frequency and volume than domestic securities and therefore may have greater price volatility. Furthermore, changes in foreign exchange rates will have an affect on those securities that are denominated in currencies other than the U.S. Dollar.

   Forward Foreign Currency Exchange Contracts. The Fund may purchase or sell equity securities of foreign countries. Therefore, a portion of the Fund's income may be derived from foreign currency. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a mutually agreed upon date and price. The contract is usually between a bank and its customers. The contract may be denominated in U.S. Dollars or may be referred to as a "cross-currency" contract. A cross-currency contract is a contract which is denominated in another currency other than in U.S. Dollars.

   In such a contract, the Fund's custodian will segregate cash or marketable securities in an amount not less than the value of the Fund's total assets committed to these contracts. Generally, the Fund will not enter into contracts that are greater than 90 days.

   Forward foreign currency contracts have additional risks. It may be difficult to determine the market movements of the currency. The value of the Fund's assets may be adversely affected by changes in foreign currency exchange rates and regulations and controls on currency exchange. Therefore, the Fund may incur costs in converting foreign currency.

   If the Fund engages in an offsetting transaction, the Fund will experience a gain or a loss determined by the movement in the contract prices. An "offsetting transaction" is one where the Fund enters into a transaction with the bank upon maturity of the original contract. The Fund must sell or purchase on the same maturity date as the original contract the same amount of foreign currency as the original contract.

   Foreign Currency Considerations. The Fund may invest some of its assets in securities denominated in foreign currencies. The Fund will compute and distribute the income earned by the Fund at the foreign exchange rate in effect on that date. If the value of the foreign currency declines in relation to the U.S. Dollar between the time that the Fund earns the income and the time that the income is converted into U.S. Dollars, the Fund may be required to sell its securities in order to make its distributions in U.S. Dollars. As a result, the liquidity of the Fund's securities may have an adverse affect on the Fund's performance.

   (4) Futures Contracts. The Fund may buy and sell futures contracts and options on future contracts to attempt to maintain exposure to the equity markets while holding cash for temporary liquidity needs, or protect the value of the Fund's portfolio against changes in the prices of the securities in which it invests. When the Fund buys or sells a futures contract, the Fund must segregate cash and/or liquid securities equivalent to the value of the contract.

   There are additional risks associated with futures contracts. It may be impossible to determine the future price of the securities, and securities may not be marketable enough to close out the contract when the Fund desires to do so.

   Equity Index Futures Contracts. The Fund may enter into equity index futures contracts. An equity index futures contract is an agreement for the Fund to buy or sell an index relating to equity securities at a mutually agreed upon date and price. Equity index futures contracts are often used to hedge against anticipated changes in the level of stock prices. When the Fund enters into this type of contract, the Fund makes a deposit called an "initial margin." This initial margin must be equal to a specified percentage of the value of the contract. The rest of the payment is made when the contract expires.

   (5) Illiquid Securities, Private Placements and Certain Unregistered Securities. The Fund may invest in privately placed, restricted, Rule 144A or other unregistered securities. The Fund may not acquire illiquid holdings if, as a result, more than 15% of the Fund's total assets would be in illiquid investments. Subject to this Fundamental policy limitation, the Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act") and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An investment is considered "illiquid" if it cannot be disposed of within seven (7) days in the normal course of business at approximately the same amount at which it was valued in the Fund's portfolio. The price the Fund's portfolio may pay for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuations of these securities will reflect any limitations on their liquidity.

   The Fund may purchase Rule 144A securities eligible for sale without registration under the 1933 Act. These securities may be determined to be illiquid in accordance with the guidelines established by The Managers Funds LLC and approved by the Trustees. The Trustees will monitor these guidelines on a periodic basis.

   Investors should be aware that the Fund may be subject to a risk if the Fund should decide to sell these securities when a buyer is not readily available and at a price which the Fund believes represents the security's value. In the case where an illiquid security must be registered under the 1933 Act before it may be sold, the Fund may be obligated to pay all or part of the registration expenses. Therefore, a considerable time may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions develop, the Fund may obtain a less favorable price than was available when it had first decided to sell the security.

   (6) Obligations of Domestic and Foreign Banks. Banks are subject to extensive governmental regulations. These regulations place limitations on the amounts and types of loans and other financial commitments which may be made by the bank and the interest rates and fees which may be charged on these loans and commitments. The profitability of the banking industry depends on the availability and costs of capital funds for the purpose of financing loans under prevailing money market conditions. General economic conditions also play a key role in the operations of the banking industry. Exposure to credit losses arising from potential financial difficulties of borrowers may affect the ability of the bank to meet its obligations under a letter of credit.

   (7) Option Contracts.

   Covered Call Options. The Fund may write ("sell") covered call options on individual stocks, equity indices and futures contracts, including equity index futures contracts.
Written call options must be listed on a national securities exchange or a futures exchange.

   A call option is a short-term contract that is generally for no more than nine months. This contract gives a buyer of the option, in return for a paid premium, the right to buy the underlying security or contract at an agreed upon price prior to the expiration of the option. The buyer can purchase the underlying security or contract regardless of its market price. A call option is considered "covered" if the Fund that is writing the option owns or has a right to immediately acquire the underlying security or contract.

   The Fund may terminate an obligation to sell an outstanding option by making a "closing purchase transaction." The Fund makes a closing purchase transaction when it buys a call option on the same security or contract that has the same price and expiration date. As a result, the Fund will realize a loss if the amount paid is less than the amount received from the sale. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that the secondary market will have liquidity for the option.

   There are risks associated with writing covered call options. The Fund is required to pay brokerage fees in order to write covered call options as well as fees for the purchases and sales of the underlying securities or contracts.
The portfolio turnover rate of the Fund may increase due to the Fund writing a covered call option.

   Covered Put Options. The Fund may write ("sell") covered put options on individual stocks, equity indices and futures contracts, including equity index futures contracts.

   A put option is a short-term contract that is generally for no more than nine months. This contract gives a buyer of the option, in return for a paid premium, the right to sell the underlying security or contract at an agreed upon price prior to the expiration of the option. The buyer can sell the underlying security or contract at the option price regardless of its market price. A put option is considered "covered" if the Fund which is writing the option owns or has a right to immediately acquire the underlying security or contract. The seller of a put option assumes the risk of the decrease of the value of the underlying security. If the underlying security decreases, the buyer could exercise the option and the underlying security or contract could be sold to the seller at a price that is higher than its current market value.

   The Fund may terminate an obligation to sell an outstanding option by making a "closing purchase transaction." The Fund makes a closing purchase transaction when it buys a put option on the same security or contract with the same price and expiration date. As a result, the Fund will realize a loss if the amount paid is less than the amount received from the sale. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that the secondary market will have liquidity for the option.

   There are risks associated with writing covered put options. The Fund is required to pay brokerage fees in order to write covered put options as well as fees for the purchases and sales of the underlying securities or contracts. The portfolio turnover rate of the Fund may increase due to the Fund writing a covered put option.

   Dealer Options. Dealer Options are also known as Over-the-Counter options ("OTC"). Dealer options are puts and calls where the strike price, the expiration date and the premium payment are privately negotiated. The bank's creditworthiness and financial strength are judged by the Sub-Adviser and must be determined to be as good as the creditworthiness and strength of the banks to whom the Fund lends its portfolio securities.

   Puts and Calls. The Fund may buy options on individual stocks, equity indices and equity futures contracts. The Fund's purpose in buying these puts and calls is to protect itself against an adverse affect in changes of the general level of market prices in which the Fund operates. A put option gives the buyer the right upon payment to deliver a security or contract at an agreed upon date and price. A call option gives the buyer the right upon payment to ask the seller of the option to deliver the security or contract at an agreed upon date and price.

   (8) Rights and Warrants. The Fund may purchase rights and warrants. Rights are short-term obligations issued in conjunction with new stock issues. Warrants give the holder the right to buy an issuer's securities at a stated price for a stated time.

   (9) Securities Lending. The Fund may lend its portfolio securities in order to realize additional income. This lending is subject to the Fund's investment policies and restrictions. Any loan of portfolio securities must be secured at all times by collateral that is equal to or greater than the value of the loan. If a borrower defaults, the Fund may use the collateral to satisfy the loan. When cash is received as collateral, the Fund will invest the cash in a variety of money market instruments and earn income on such investments. However, the Fund will also bear the risk of any loss on such investments.

   (10) Segregated Accounts. The Fund will establish a segregated account with its Custodian after it has entered into either a repurchase agreement or certain options, futures and forward contracts. The segregated account will maintain cash and/or liquid securities that are equal in value to the obligations in the agreement.

   (11) Short Sales.  The Fund may enter into short sales.
The Fund enters into a short sale when it sells a security that it does not own. A broker retains the proceeds of the sales until the Fund replaces the sold security. The Fund arranges with the broker to borrow the security. The Fund must replace the security at its market price at the time of the replacement. As a result, the Fund may have to pay a premium to borrow the security and the Fund may, but will not necessarily, receive any interest on the proceeds of the sale. The Fund must pay to the broker any dividends or interest payable on the security until the security is replaced. Collateral, consisting of cash, or marketable securities, is used to secure the Fund's obligation to replace the security. The collateral is deposited with the broker. If the price of the security sold increases between the time of the sale and the time the Fund replaces the security, the Fund will incur a loss. If the price declines during that period, the Fund will realize a capital gain. The capital gain will be decreased by the amount of transaction costs and any premiums, dividends or interest the Fund will have to pay in connection with the short sale. The loss will be increased by the amount of transaction costs and any premiums, dividends or interest the Fund will have to pay in connection with the short sale. For tax planning reasons, the Fund may also engage in short sales with respect to a security that the Fund currently holds or has a right to acquire, commonly referred to as a "short against the box."

   (12) When-Issued Securities. The Fund may purchase securities on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of these securities is subject to market fluctuation. For fixed-income securities, no interest accrues to the Fund until a settlement takes place. At the time the Fund makes a commitment to purchase securities on a when-issued basis, the Fund will record the transaction, reflect the daily value of the securities when determining the net asset value of the Fund, and if applicable, calculate the maturity for the purposes of determining the average maturity from the date of the transaction. At the time of settlement, a when-issued security may be valued below the amount of the purchase price.

   To facilitate these transactions, the Fund will maintain a segregated account with the Custodian that will include cash, or marketable securities, in an amount which is at least equal to the commitments. On the delivery dates of the transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could incur a loss or a gain due to market fluctuation. Furthermore, the Fund may be at a disadvantage if the other party to the transaction defaults. When-issued transactions may allow the Fund to hedge against unanticipated changes in interest rates.

DIVERSIFICATION REQUIREMENTS FOR THE FUND

   The Fund intends to meet the diversification requirements of the 1940 Act as currently in effect. Investments not subject to the diversification requirements could involve an increased risk to an investor should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

FUNDAMENTAL INVESTMENT RESTRICTIONS

   The following investment restrictions have been adopted by the Trust with respect to the Fund. Except as otherwise stated, these investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting securities" of the Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

   The Fund may not:

   (1) Issue senior securities. For purposes of this restriction, borrowing money, making loans, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies, are not deemed to be senior securities.

   (2) Borrow money, except (i) in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value from banks or through reverse repurchase agreements or forward roll transactions,
(ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. For purposes of this investment restriction, investments in short sales, roll transactions, futures contracts, options on futures contracts, securities or indices and forward commitments, entered into in accordance with the Fund's investment policies, shall not constitute borrowing.

   (3) Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the 1933 Act.

   (4) Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

   (5) Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

   (6) Make loans, except that the Fund may (i) lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) lend portfolio securities and participate in an interfund lending program with other series of the Trust provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

   (7) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

   (8) Invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S.
Government or its agencies or instrumentalities).

   If any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction.

   Unless otherwise provided, for purposes of investment restriction (8) above, the term "industry" shall be defined by reference to the SEC Industry Codes set forth in the Directory of Companies Required to File Annual Reports with the
Securities and Exchange Commission.

TEMPORARY DEFENSIVE POSITION

   For temporary or defensive purposes, the Fund may invest, without limit, in cash or quality short-term debt securities including repurchase agreements. To the extent that the Fund is invested in these instruments, the Fund will not be pursuing its investment objective.

PORTFOLIO TURNOVER

   Generally, the Fund purchases securities for investment purposes and not for short-term trading profits. However, the Fund may sell securities without regard to the length of time that the security is held in the portfolio if such sale is consistent with the Fund's investment objectives. A higher degree of portfolio activity may increase brokerage costs to the Fund.

   The portfolio turnover rate is computed by dividing the dollar amount of the securities which are purchased or sold (whichever amount is smaller) by the average value of the securities owned during the year. Short-term investments such as commercial paper, short-term U.S. Government securities and variable rate securities (those securities with intervals of less than one-year) are not considered when computing the portfolio turnover rate.

                   TRUSTEES AND OFFICERS

   The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Fund. The Trustees are experienced executives who meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund's performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 40 Richards Avenue, Norwalk, Connecticut 06854.

   The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee may be removed by a written declaration signed by shareholders holding not less than two-thirds of the shares then outstanding and filed with the Trust's custodian; and (d) any Trustee may be removed at any meeting of shareholders by a two-thirds vote of the outstanding voting securities of the Trust.

   The President, Treasurer and Secretary of the Trust are elected annually by the Trustees and hold office until the next annual election of officers and until their respective successors are chose and qualified, or in each case until the officer sooner dies, resigns, is removed or becomes disqualified.

INDEPPENDENT TRUSTEES

JACK W. ABER - Trustee; Professor of Finance, Boston University School of Management since 1972. He has served as a Trustee of the Trust (7 portfolios) since March 1999. He also serves as a Trustee of The Managers Funds (10 portfolios), Managers Trust I (2 portfolios) and Managers Trust II (1 portfolio). He serves as a Director of Appleton Growth Fund. His date of birth is September 9, 1937.

WILLIAM E. CHAPMAN, II - Trustee; President and Owner, Longboat Retirement Planning Solutions since 1998. He serves as part time employee of Hewitt Associates, LLC delivering retirement and investment education seminars. From 1990 to 1998, he served in a variety of roles with Kemper Funds, the last of which was President of the Retirement Plans Group.
Prior to joining Kemper, he spent 24 years with CIGNA in investment sales, marketing and general management roles. He has served as a Trustee of the Trust (7 portfolios) since March 1999. He also serves as a Trustee of The Managers Funds (10 portfolios), Managers Trust I (2 portfolios) and Managers Trust II (1 portfolio). His date of birth is September 23, 1941.

EDWARD J. KAIER - Trustee; Partner, Hepburn Willcox
Hamilton & Putnam since 1977. He has served as a Trustee of the Trust (7 portfolios) since March 1999. He also serves as a Trustee of The Managers Funds (10 portfolios), Managers Trust I (2 portfolios) and Managers Trust II (1 portfolio). His date of birth is September 23, 1945.

ERIC RAKOWSKI - Trustee; Professor, University of
California at Berkeley School of Law since 1990. Visiting Professor, Harvard Law School 1998-1999. He has served as a Trustee of the Trust (7 portfolios) since March 1999. He also serves as a Trustee of The Managers Funds (10 portfolios), Managers Trust I (2 portfolios) and Managers Trust II (1 portfolio). His date of birth is June 5, 1958.

INTERESTED TRUSTEES (1)

SEAN M. HEALEY - Trustee; President and Chief Operating Officer of Affiliated Managers Group, Inc. since October 1999. Director of Affiliated Managers Group, Inc. since May 2001. From April 1995 to October 1999, he was Executive Vice President of Affiliated Managers Group, Inc. From August 1987 through March 1995, he served in a variety of roles in the Mergers and Acquisitions Department of Goldman, Sachs & Co., the last of which was as Vice President. He has served as a Trustee of the Trust (7 portfolios) since March 1999. He also serves as a Trustee of The Managers Funds (10 portfolios), Managers Trust I (2 portfolios) and Managers Trust II (1 portfolio). His date of birth is May 9, 1961.

PETER M. LEBOVITZ - Trustee since 2002 and President since March 1999; President and Chief Executive Officer of The Managers Funds LLC since April 1999. From September 1994 to April 1999, he was Director of Marketing of The Managers Funds, L.P. (the predecessor to The Managers Funds LLC). President of Managers Distributors, Inc. since December 2000. He also serves as President of Managers AMG Funds (7 portfolios), The Managers Funds (10 portfolios), Managers Trust I (2 portfolios) and Managers Trust II (1 portfolio). From June 1993 to June 1994, he was the Director of Marketing for Hyperion Capital Management, Inc. From April 1989 to June 1993, he was Senior Vice President for Greenwich Asset Management, Inc. His date of birth is January 18, 1955.

OFFICERS

DONALD S. RUMERY - Treasurer since March 1999; Director, Finance and Planning of The Managers Funds LLC (formerly The Managers Funds, L.P.) since December 1994. Treasurer and Chief Financial Officer of Managers Distributors, Inc. since December 2000. He also serves as Treasurer of The Managers Funds, and Secretary and Treasurer of Managers Trust I and Managers Trust II. From March 1990 to December 1994, he was a Vice President of Signature Financial Group. From August 1980 to March 1990, he held various positions with The Putnam Companies, the last of which was Vice President. His date of birth is May 29, 1958.

JOHN KINGSTON, III - Secretary since March 1999; Vice
President and Associate General Counsel of Affiliated Managers Group, Inc. since March 1999. Director and Secretary of
Managers Distributors, Inc. since December 2000.  From June
1998 to February 1999, he served in a general counseling
capacity with Morgan Stanley Dean Witter Investment Management Inc. From September 1994 to May 1998 he was an Associate with Ropes and Gray. His date of birth is October 23, 1965.
-------------------------------
   (1) Mr. Healey is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with, and interest in securities of, Affiliated Managers Group, Inc. Mr. Lebovitz is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with The Managers Funds LLC and Managers Distributors, Inc.

TRUSTEE SHARE OWNERSHIP


                                                 Aggregate Dollar Range of
                                                 Equity Securities in All
                                                 Registered Investment
                                                 Companies Overseen by
                        Dollar Range of Equity   Trustee in Family of
                        Securities in the Fund   Investment Companies
                        Beneficially Owned as    Beneficially Owned as
                        of December 31, 2001     of December 31, 2001
--------------------------------------------------------------------------
Independent Trustees:

Jack W. Aber                 None                  $50,001 to $100,000
William E. Chapman II        None                  Over $100,000
Edward J. Kaiser             None                  Over $100,000
Eric Rakowski                None                  $1 to $10,000

Interested Trustees:

Sean M. Healy                None                  $50,001 to $100,000
Peter M.Lebovitz             None                  Over $100,000


AUDIT COMMITTEE

   The Board of Trustees has an Audit Committee consisting of the independent Trustees. Under the terms of its charter, the Committee (a) acts for the Trustees in overseeing the Trust's financial reporting and auditing processes, (b) reviews and assesses the performance of the Trust's independent public accountants, (c) makes recommendations to the full board annually as to the appointment of independent public accountants, (d) meets periodically with the independent public accountants to review the annual audits and the services provided by the independent public accountants, and (e) reviews and reports to the full Board with respect to any material accounting, tax, valuation or record keeping issues that may affect the Trust, its financial statements or the amount of any dividend or distribution right, among other matters. The Audit Committee met twice during the most recent fiscal year.

TRUSTEES' COMPENSATION


                                                               Total
Compensation
                                                               from the
                          Aggregate        Aggregate           Fund and the
Name of                   Compensation     Compensation        Fund Complex
Trustee                   from the Fund    from the Trust (a)  Paid to
Trustees(b)
-----------------         -------------    ------------------  ------------

Jack W. Aber              $833             $5,000              $31,000
William E. Chapman, II    $833             $5,000              $31,000
Sean M. Healey*           None             None                None
Edward K. Kaier           $833             $5,000              $31,000
Peter M. Lebovitz*        None             None                None
Eric Rakowski             $833             $5,000              $31,000


* Mr. Healey and Mr. Lebovitz are "interested persons" (as defined in the 1940 Act) of the Trust.

   (a) Compensation is estimated for the Fund's fiscal year ended April 30, 2003. The Fund does not provide any pension or retirement benefits for the Trustees.

   (b) Total compensation includes estimated compensation to be paid during the 12-month period ending April 30, 2003 for services as Trustees of Managers AMG Funds, The
Managers Funds, Managers Trust I and Managers Trust II.


        CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

CONTROL PERSONS

   As of March 25, 2002, through its ownership of 100% of the shares of the Fund, Affiliated Managers Group, Inc. "AMG") "controlled" (within the meaning of the 1940 Act) the Fund.
An entity or person that "controls" the Fund could have effective voting control over the Fund. No other person or entity owned shares of the Fund.

MANAGEMENT

   As of March 25, 2002, all management personnel (i.e.,
Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of the Fund.


                    MANAGEMENT OF THE FUND

INVESTMENT MANAGER AND SUB-ADVISER

   The Trustees provide broad supervision over the operations and affairs of the Trust and the Fund. The Managers Funds LLC (the "Investment Manager") serves as investment manager to and distributor of the Fund. The Managers Funds LLC is a subsidiary of AMG, and AMG serves as the Managing Member of the LLC. AMG is located at 600 Hale Street, Prides Crossing, Massachusetts 01965. Managers Distributors, Inc. ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC, serves as distributor to the Fund.

   The Investment Manager and its corporate predecessors have had over 20 years of experience in evaluating sub-advisers for individuals and institutional investors. As part of its services to the Fund under an investment management agreement with the Trust (the "Investment Management Agreement"), the Investment Manager also carries out the daily administration of the Trust and Fund. For its investment management services, the Investment Manager receives an investment management fee from the Fund. All or a portion of the investment management fee paid by the Fund to the Investment Manager is used to pay the advisory fees of The Burridge Group LLC., the sub-adviser which manages the assets of the Fund (the "Sub-Adviser" or "Burridge"). The Investment Manager receives no additional compensation from the Fund for its administration services. Burridge was selected by the Investment Manager, subject to the review and approval of the Trustees. Burridge was formed in 1986. AMG indirectly owns a majority interest in Burridge. As of December 31, 2001, Burridge's assets under management totaled approximately $2.2 billion. Burridge's address is 333 West Wacker Drive, Chicago, Illinois 60606. Nancy Prial is the lead portfolio manager for the Fund.

   The Sub-Adviser has discretion, subject to oversight by the Trustees and the Investment Manager, to purchase and sell portfolio assets, consistent with the Fund's investment objectives, policies and restrictions. Generally, the services which the Sub-Adviser provides to the Fund are limited to asset management and related recordkeeping services. The Sub-Adviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts which are unrelated in any manner to the Investment Manager or its affiliates.

COMPENSATION OF INVESTMENT MANAGER AND SUB-ADVISER BY THE FUND

   As compensation for the investment management services rendered and related expenses under the Investment Management Agreement, the Fund has agreed to pay the Investment Manager an investment management fee, which is computed daily as a percentage of the average of the value of the net assets of the Fund and may be paid monthly. As compensation for the investment management services rendered and related expenses under the Sub-Advisory Agreement, the Investment Manager has agreed to pay the Sub-Adviser a fee (net of all mutually agreed upon fee waivers and reimbursements required by applicable law) for managing the portfolio, which is also computed daily and paid monthly. The fee paid to the Sub-Adviser is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund.

FEE WAIVERS AND EXPENSE LIMITATIONS

   The Investment Manager has contractually agreed to limit total annual fund operating expenses (exclusive of taxes, brokerage costs and extraordinary items) to 1.49% through at least September 1, 2003, subject to later reimbursement by the Fund in certain circumstances. The waiver may, at the discretion of the Investment Manager, be continued beyond such point. See "Managers AMG Funds" in the Prospectus for further information. The Investment Manager has decided to waive all or a portion of its fees from the Fund or reimburse expenses to the Fund for a variety of reasons, including attempting to make the Fund's performance more competitive as compared to similar funds.

INVESTMENT MANAGER AND SUB-ADVISORY AGREEMENTS

   The Managers Funds LLC serves as investment manager to the Fund under the Investment Management Agreement. The Investment Management Agreement permits the Investment Manager to from time to time engage one or more sub-advisers to assist in the performance of its services. Pursuant to the Investment Management Agreement, the Investment Manager has entered into a sub-advisory agreement with The Burridge Group LLC. (the "Sub-Advisory Agreement").

   The Investment Management Agreement and the Sub-Advisory Agreement provide for an initial term of two years and thereafter shall continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreements or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Investment Management Agreement and the Sub-Advisory Agreement may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) by the Investment Manager or (in the case of the Sub-Advisory Agreement) by the Sub-Adviser on not more than 60 days' written notice to the other party and to the Fund. The Investment Management Agreement and the Sub-Advisory Agreement terminate automatically in the event of assignment, as defined under the 1940 Act and regulations thereunder.

   The Investment Management Agreement provides that the
Investment Manager is specifically responsible for:

   * developing and furnishing continuously an investment program and strategy for the Fund in compliance with the Fund's investment objective and policies as set forth in the Trust's current Registration Statement;

   * providing research and analysis relative to the investment program and investments of the Fund;

   * determining (subject to the overall supervision and review of the Board of Trustees of the Trust) what investments shall be purchased, held, sold or exchanged by the Fund and what portion, if any, of the assets of the Fund shall be held in cash or cash equivalents; and

   * making changes on behalf of the Trust in the investments of the Fund.

   Under the Sub-Advisory Agreement, Burridge is responsible for performing substantially these same advisory services for the Investment Manager and the Fund.

   The Investment Management Agreement also provides that the Investment Manager shall furnish the Fund with office space and facilities, services of executives and administrative personnel and certain other administrative services. The Investment Manager compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates.

   The Fund pays all expenses not borne by its Investment Manager or Sub-Adviser including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trust's independent Trustees, 12b-1 fees, if any, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Investment Manager, Sub-Adviser or their affiliates, other than affiliated registered investment companies.

   The Sub-Advisory Agreement requires the Sub-Adviser to provide fair and equitable treatment to the Fund in the selection of portfolio investments and the allocation of investment opportunities. However, it does not obligate the Sub-Adviser to acquire for the Fund a position in any investment which any of the Sub-Adviser's other clients may acquire. The Fund shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Fund or otherwise.

   Although the Sub-Adviser makes investment decisions for the Fund independent of those for its other clients, it is likely that similar investment decisions will be made from time to time. When the Fund and another client of a Sub-Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and the amount is allocated between the Fund and the other client(s) pursuant to a formula considered equitable by the Sub-Adviser. In specific cases, this system could have an adverse affect on the price or volume of the security to be purchased or sold by the Fund. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit the Fund.

REIMBURSEMENT AGREEMENT

   Under the Investment Management Agreement, the
Investment Manager provides a variety of administrative services to the Fund and, under the distribution agreement between MDI and the Fund, MDI provides a variety of shareholder and marketing services to the Fund. MDI receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Burridge, Burridge reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

   The Board of Trustees, including a majority of the Trustees that are not "interested persons" of the Trust, have approved the investment management agreement with the Manager and the sub-advisory agreement between the Manager and the Sub-adviser, each relating to the Fund. In considering the proposed investment management and sub-advisory agreements for the Fund, the Trustees reviewed a variety of materials relating to the Fund, the Manager and the Sub-adviser, including fee and expense information about the Fund and other similar mutual funds. The Trustees also reviewed information provided by the Sub-adviser relating to its operations, personnel, investment philosophy and investment strategies and techniques, as well as the performance of the Sub-adviser in managing other accounts with an investment strategy similar to the Fund's. The Trustees also reviewed the compliance capabilities of the Manager and the Sub-adviser, including their personal trading policies and procedures. During the review process, representatives of the Manager and the Sub-adviser provided an oral presentation to the Trustees and answered questions concerning these and related matters. In approving the agreements, the Trustees considered, among other things, the manner in which the proposed new Fund would complement the array of products currently being offered by the Trust and the manner in which responsibility for advisory, administrative and distribution activities would be allocated between the Manager and the Sub-adviser. In addition, the Trustees considered the shared commitments of the Manager and the Sub-adviser to maintain expense limitations for the Fund.
After considering these and other factors, the Trustees concluded that approval of the agreements would be in the interests of the Fund and its shareholders.

CODE OF ETHICS

   The Trustees have adopted a Code of Ethics under Rule
17j-1 of the 1940 Act on behalf of the Trust. The Code of Ethics of the Trust incorporates the code of ethics of the Investment Manager and MDI (applicable to "access persons" of the Trust that are also employees of the Investment Manager) and the code of ethics of the Sub-Adviser (applicable to "access persons" of the Trust that are also employees of the Sub-Adviser). In combination, these codes of ethics generally require access persons to preclear any personal securities investment (with limited exceptions such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The restrictions also include a ban on trading securities based on information about the trading within a Fund.

DISTRIBUTION AGREEMENTS

   MDI acts as the distributor (the "Distributor") in connection with the offering of the Fund's shares on a no-load basis. The Distributor bears certain expenses associated with the distribution and sale of shares of the Fund. The Distributor acts as agent in arranging for the sale of the Fund's shares without sales commission or other compensation.

   The Distribution Agreement between the Trust and the Distributor may be terminated by either party under certain specified circumstances and will automatically terminate on assignment in the same manner as the Investment Management Agreement. The Distribution Agreement may be continued annually so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance.

CUSTODIAN

   State Street Bank and Trust Company ("State Street" or the "Custodian"), 1776 Heritage Drive, North Quincy, Massachusetts, is the Custodian for the Fund. It is responsible for holding all cash assets and all portfolio securities of the Fund, releasing and delivering such securities as directed by the Fund, maintaining bank accounts in the names of the Fund, receiving for deposit into such accounts payments for shares of the Fund, collecting income and other payments due the Fund with respect to portfolio securities and paying out monies of the Fund. In addition, when the Fund trades in futures contracts and those trades would require the deposit of initial margin with a futures commission merchant ("FCM"), the Fund will enter into a separate special custodian agreement with a custodian in the name of the FCM which agreement will provide that the FCM will be permitted access to the account only upon the Fund's default under the contract.

   The Custodian is authorized to deposit securities in securities depositories or to use the services of sub-custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the Securities and Exchange Commission.

TRANSFER AGENT

   Boston Financial Data Services, Inc., P.O. Box 8517,
Boston, Massachusetts 02266-8517, is the transfer agent (the
"Transfer Agent") for the Fund.

INDEPENDENT PUBLIC ACCOUNTANTS

   PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, is the independent public accountants for the Fund. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Fund, assists in the preparation and/or review of each of the Fund's federal and state income tax returns and consults with the Fund as to matters of accounting and federal and state income taxation.


           BROKERAGE ALLOCATION AND OTHER PRACTICES

   The Sub-Advisory Agreement provides that the Sub-Adviser place all orders for the purchase and sale of securities which are held in the Fund's portfolio. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of the Sub-Adviser to seek best price and execution. It is expected that securities will ordinarily be purchased in the primary markets. The Sub-Adviser shall consider all factors that it deems relevant when assessing best price and execution for the Fund, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

   In addition, when selecting brokers to execute transactions and in evaluating the best available net price and execution, the Sub-Adviser is authorized by the Trustees to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended), provided by the broker. The Sub-Adviser is also authorized to cause the Fund to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. The Sub-Adviser must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Sub-Adviser exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by each Sub-Adviser. The Fund may purchase and sell portfolio securities through brokers who provide the Fund with research services.

   The Trust has entered into arrangements with various brokers pursuant to which a portion of the commissions paid by the Fund may be directed by the Fund to pay expenses of the Fund. Consistent with its policy and principal objective of seeking best price and execution, the sub-adviser may consider these brokerage recapture arrangements in selecting brokers to execute transactions for the Fund.

   The Trustees will periodically review the total amount of commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Fund of using particular brokers or dealers. It is possible that certain of the services received by the Sub-Adviser attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Sub-Adviser.

   The fees of the Sub-Adviser are not reduced by reason of their receipt of such brokerage and research services.
Generally, the Sub-Adviser does not provide any services to the Fund except portfolio investment management and related record-keeping services.

         PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASING SHARES

   Investors may open accounts with the Fund through their financial planners or investment professionals, or by the Trust in limited circumstances as described in the Prospectus. Shares may also be purchased through bank trust departments on behalf of their clients, other investors such as corporations, endowment funds and charitable foundations, and tax-exempt employee welfare, pension and profit-sharing plans. There are no charges by the Trust for being a customer for this purpose. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

   Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Fund may from time to time make payments to such broker-dealers or processing organizations for certain recordkeeping services. Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust. Shares held through a broker-dealer or processing organization may be transferred into the investor's name by contacting the broker-dealer or processing organization or the Transfer Agent. Certain processing organizations may receive compensation from the Distributor, the Investment Manager and/or the Sub-Adviser.

   Purchase orders received by the Fund before 4:00 p.m.
New York Time, c/o Boston Financial Data Services, Inc. at the address listed in the Prospectus on any Business Day will receive the net asset value computed that day. Orders received after 4:00 p.m. by certain processing organizations which have entered into special arrangements with the Investment Manager will also receive that day's offering price. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

   Federal Funds or Bank Wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations which have entered into special arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. Dollars on a U.S. bank.

   To ensure that checks are collected by the Trust, proceeds from the redemption of shares that were purchased by check will not be sent until the clearance of the check, i.e., 15 calendar days after the date of purchase, unless arrangements are made with the Investment Manager. However, during this 15-day period, such shareholder may exchange such shares into any series of Managers AMG Funds, The Managers Funds, Managers Trust I or Managers Trust II. The 15-day holding period for redemption proceeds would still apply to such exchanges.

   If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. Third-party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Fund or State Street Bank and Trust Company will be accepted.

   In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder's account on the Trust's books maintained by the Transfer Agent.

REDEEMING SHARES

   Any redemption orders received by the Trust before 4:00 p.m. New York Time on any Business Day will receive the net asset value determined at the close of trading on the New York
Stock Exchange (the "NYSE") on that day.

   Redemption orders received after 4:00 p.m. will be redeemed at the net asset value determined at the close of trading on the next Business Day. Redemption orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or investment adviser, such investment professional is responsible for promptly transmitting orders. There is no redemption charge. The Fund reserves the right to redeem shareholder accounts (after 60 days notice) when the value of the Fund shares in the account falls below $5000 due to redemptions. Whether the Fund will exercise its right to redeem shareholder accounts will be determined by the Investment Manager on a case-by-case basis.

   If the Fund determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Fund, in lieu of cash, in conformity with the applicable rule of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under the "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined.

   Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder's taxpayer identification number, account number, Fund number and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder's account. In addition, if a shareholder sends a check for the purchase of shares of the Fund and shares are purchased before the check has cleared, the transmittal of redemption proceeds from the shares will occur upon clearance of the check (i.e., 15 days). The Fund reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the NYSE is closed for other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC by rule or regulation,
(ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Fund of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

EXCHANGE OF SHARES

   An investor may exchange shares from the Fund into shares of any series of Managers AMG Funds, The Managers Funds, Managers Trust I or Managers Trust II without any charge. An investor may make such an exchange if following such exchange the investor would continue to meet the Fund's minimum investment amount. Shareholders should read the Prospectus of the series of Managers AMG Funds, The Managers Funds, Managers Trust I or Managers Trust II they are exchanging into. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. Shares are exchanged on the basis of the relative net asset value per share. Since exchanges are purchases of a series of Managers AMG Funds, The Managers Funds, Managers Trust I or Managers Trust II and redemptions of the Fund, the usual purchase and redemption procedures and requirements apply to each exchange. Shareholders are subject to federal income tax and may recognize capital gains or losses on the exchange for federal income tax purposes. Settlement on the shares of any series of Managers AMG Funds, The Managers Funds, Managers Trust I or Managers Trust II will occur when the proceeds from redemption become available. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

NET ASSET VALUE

   The Fund computes its Net Asset value once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York Time. The net asset value will not be computed on the day the following legal holidays are observed:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund may close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York Time.

   The net asset value of the Fund is equal to the value of the Fund's assets minus liabilities divided by the number of shares outstanding. Fund securities listed on an exchange are valued at the last quoted sale price on the exchange where such securities are principally traded on the valuation date, prior to the close of trading on the NYSE, or, lacking any sales, at the last quoted bid price on such principal exchange prior to the close of trading on the NYSE. Over-the-counter securities for which market quotations are readily available are valued at the last sale price or, lacking any sales, at the last quoted bid price on that date prior to the close of trading on the NYSE. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees.

DIVIDENDS AND DISTRIBUTIONS

   The Fund declares and pays dividends and distributions as described in the Prospectus.

   If a shareholder has elected to receive dividends and/or their distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder's address of record, the dividends and/or distribution will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

DISTRIBUTION PLAN

   The Trust has adopted a "Plan of Distribution Pursuant to Rule 12b-1" (the "Distribution Plan") under which the Trust may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of shares, including, but not limited to, (1) making payments to underwriters, securities dealers and others engaged in the sale of shares, including payments to the Distributor to compensate or reimburse other persons for engaging in such activities and (2) paying expenses or providing reimbursement of expenditures incurred by the Distributor or other persons in connection with the offer or sale of shares, including expenses relating to the formulation and implementation of marketing strategies and promotional activities such as direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, the preparation, printing and distribution of sales literature and reports for recipients other than existing shareholders of the Trust, and obtaining such information, analyses and reports with respect to marketing and promotional activities and investor accounts as the Trust may, from time to time, deem advisable. The Trust and the Fund are authorized to engage in the activities listed above, and in other activities primarily intended to result in the sale of shares, either directly or through other persons with which the Trust has entered into agreements pursuant to the Distribution Plan. Under the Distribution Plan, the Board of Trustees has authorized payments equal on an annual basis 0.25% of the average annual net assets of the Fund.

                       CERTAIN TAX MATTERS

   The following summary of certain federal income tax considerations is based on current law, is for general information only, and is not tax advice. This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, financial institutions or broker dealers, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under the federal income tax laws.

   EACH SHAREHOLDER IS ADVISED TO CONSULT HIS OR HER OWN
TAX ADVISOR WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES TO THE SHAREHOLDER OF AN INVESTMENT IN A FUND, INCLUDING THE EFFECT AND APPLICABILITY OF STATE, LOCAL, FOREIGN, AND OTHER TAX LAWS AND THE POSSIBLE EFFECTS OF CHANGES IN FEDERAL OR OTHER TAX LAWS. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

FEDERAL INCOME TAX OF FUND-IN GENERAL

   The Fund intends to qualify and elect to be treated each taxable year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), although the Fund cannot give complete assurance that it will qualify to do so. Accordingly, the Fund must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); and (b) satisfy certain diversification requirements on a quarterly basis.

   If the Fund should fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Also, the shareholders, if they received a distribution in excess of current or accumulated earnings and profits, would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder's basis in the shareholder's shares would be taxable as gain realized from the sale of such shares.

   The Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year the Fund must distribute an amount equal to at least 98% of the sum of its ordinary income (excluding tax-exempt interest income and not taking into account any capital gains or losses) for the calendar year, and its capital gain net income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year. For that purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year end. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

TAXATION OF THE FUND'S INVESTMENTS

   Original Issue Discount; Market Discount. For federal income tax purposes, debt securities purchased by the Fund may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned by the Fund, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under Section 1286 of the Code, an investment in a stripped bond or stripped coupon may result in original issue discount.

   Debt securities may be purchased by the Fund at a discount that exceeds the original issue discount plus previously accrued original issue discount remaining on the securities, if any, at the time the Fund purchases the securities. This additional discount represents market discount for federal income tax purposes. In the case of any debt security issued after July 18, 1984 and obligations issued on or before July 18, 1984 that were purchased after April 30, 1993, having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. The Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless the Fund makes the election to include market discount currently. Because the Fund must include original issue discount in income, it will be more difficult for the Fund to make the distributions required for the Fund to maintain its status as a regulated investment company under Subchapter M of the Code or to avoid the 4% excise tax described above.

   Options and Futures Transactions. Certain of the Fund's investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund's income for purposes of the 90% test, and require inclusion of unrealized gains in the Fund's income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; and (iii) characterize both realized and unrealized gain or loss as short-term and long-term gain, irrespective of the holding period of the investment. Such provisions generally apply to, among other investments, options on debt securities, indices on securities and futures contracts. The Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as regulated investment company.

FEDERAL INCOME TAXATION OF SHAREHOLDERS

   Ordinary income distributions, and distributions of net realized short-term capital gains by the Fund to shareholders who are liable for federal income taxes will be taxed as ordinary income to such shareholders. Distributions of net capital gains will be taxed as long-term capital gains regardless of how long such shareholders have held shares of the Fund. These provisions apply whether the dividends and distributions are received in cash or reinvested in additional shares. Any loss realized upon the redemption of shares within 6 months from the date of their purchase will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains during such 6-month period. Losses incurred on the sale of shares of the Fund may be required to be deferred in the event the shareholder acquires other Fund shares within 30 days prior to the sale of the loss shares or 30 days after such sale.

   Special rules for the taxation of capital gains on qualified 5-year property were enacted by the Taxpayer Relief Act of 1997 to take effect in January 2001. In summary, for individuals and trusts in the 10% and 15% ordinary income tax brackets, a new tax rate of 8% (instead of 10%) will apply to long-term capital gains from the sale of assets (including mutual funds) held more than 5 years. For individuals and trust in higher tax brackets, the top rate on such gains drops from 20% to 18%. The date that the 5-year holding period starts, however, is different for the two groups. For those in the 10% and 15% brackets, the asset may be acquired at any time, but for others the asset must have been acquired after December 31, 2000. Gains on qualified five year property earned by a mutual fund and distributed to shareholders as a capital gain dividend can be designated as 5-year gains.

   Taxpayer in the 20% capital gain rate bracket may make an election to treat their mutual fund shares owned before January 1, 2001 as having been acquired on that date, so as to start a new holding period. If this mark-to-market ("MTM") election is made, unrealized gain (but not loss) must be recognized at January 1, 2001, and the taxpayer's basis in their mutual fund shares would be adjusted accordingly. This MTM election can be made for specific shares bought at different times. A mutual fund is eligible to make the MTM election at January 1, 2001 as well. The election may be made for specific securities held in the portfolio. The MTM election will not apply to such property if it is disposed of in a transaction where gain or loss is recognized in whole or I part before the close of the 1-year period beginning on the date that the asset would have been treated as sold under the MTM election. Thus, in effect, if a taxpayer sells the property in 2001, the MTM election is invalidated.

   General. Dividends paid by the Fund may be eligible for the 70% dividends-received deduction for corporations. The percentage of the Fund's dividends eligible for such tax treatment may be less than 100% to the extent that less than 100% of the Fund's gross income may be from qualifying dividends of domestic corporations. Any dividend declared in October, November or December and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31, provided that the Fund pays the dividend during January of the following calendar year.

   Distributions by the Fund can result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment upon distribution which will nevertheless be taxable to them.

FOREIGN SHAREHOLDERS

   Dividends of net investment income and distribution of realized net short-term gain in excess of net long-term loss to a shareholder who is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions treated as long-term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

   In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, the Fund may be required to withhold U.S. federal income tax as "backup withholding" at the rate of 30% for 2002 and 2003 from distributions treated as long-term capital gains and from the proceeds of redemptions, exchanges or other dispositions of the Fund's shares unless IRS Form W-8 is provided. Transfers by gift of shares of the Fund by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.

STATE AND LOCAL TAXES

   The Fund may also be subject to state and/or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult with their own tax advisers concerning the foregoing state and local tax consequences of investing in the Fund.
   TAX-EXEMPT INVESTORS. If a shareholder that is a benefit plan investor (e.g., an individual retirement account, pension plan, 401(k) plan, or Keogh plan) or charitable organization (a "Tax Exempt Investor") incurs debt to finance the acquisition of its shares, a portion of the income received by the Tax-Exempt Investor with respect to its shares would constitute unrelated business taxable income ("UBTI"). In that case, the UBTI portion of the Tax Exempt Investor's income from its investment in a Fund for the year would equal the total income from its investment in the Fund recognized by the Tax-Exempt Investor in that year multiplied by the ratio of the Tax-Exempt Investor's average acquisition debt balance to the average tax basis of its shares for the year. A Tax-Exempt Investor is generally subject to federal income tax to the extent that its UBTI for a taxable year exceeds its $1,000 exclusion.

OTHER TAXATION

   The Fund is series of a Massachusetts business trust.
Under current law, neither the Trust nor the Fund is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code. Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.

                     PERFORMANCE DATA

	From  time to time, the Fund may quote performance in
terms of   yield,   actual  distributions,  total  return  or
capital appreciation in reports, sales literature, and advertisements published by the Fund. For periods prior to the Fund's inception on ____________, 2002, the Fund's performance reflects the performance of the Fund's predecessor, a 401(k) plan trust (the "Predecessor Account"). The Predecessor Account began operations on September 26, 2000. The Predecessor Account was not registered as a mutual fund and, therefore, was not subject to certain investment restrictions that are imposed upon mutual funds. If the Predecessor Account had been registered as a mutual fund, the Predecessor Account's performance may have been adversely affected. The performance of the Predecessor Account was calculated according to the standardized SEC method except that quarterly rather than daily fund values were used. Past performance (including the performance of the Predecessor Account) does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN

   The Fund may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods that the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                       P (1 + T) N = ERV

In the above formula, P = a hypothetical initial payment of
$1,000

        T   =  average annual total return
        N   =  number of years

        ERV = ending redeemable value of the hypothetical
        $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period

The formula assumes that any charges are deducted from the initial $1,000 payment and assumes that all dividends and distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period.

The following table shows the average annual total returns for the periods ended December 31, 2001, which include performance of the Predecessor Account for periods prior to the Fund's inception on ____________, 2002.


                		One Year       Since Inception
Average Annual Total Return     30.77%	         20.10%



AFTER TAX AND CUMULATIVE RETURNS

   AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON
DISTRIBUTIONS).The Fund may also advertise average annual total return (after taxes on distributions) for 1-, 5-, and 10-year periods or for such lesser period as the Fund has been in existence. Average annual total return (after taxes on distributions) is determined by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending value, according to the following formula:

                           P(1+T)n = ATVD

Where:
   P    =  a hypothetical initial payment of $1,000.
   T    =  average annual total return (after taxes on distributions).
   n    =  number of years.
   ATVD = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption.

   The calculation of average annual total return (after taxes on distributions) assumes that any charges are deducted from the initial $1,000 payment and that all distributions by the Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on any distributions by the Fund are calculated by applying the tax rates discussed below to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date, e.g. the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, such as tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law.

   The tax rate used in calculating average annual return (after taxes on distributions) is the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The calculation disregards any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

	As a tax deferred arrangement, the Predecessor Account made no distributions; therefore, the Fund's average annual total returns (after taxes on distributions) for the periods ended December 31, 2001 are the same as the average annual total returns shown above.

   AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON
DISTRIBUTIONS AND REDEMPTIONS) The Fund may also advertise average annual total return (after taxes on distributions and redemption) for 1-, 5-, and 10-year periods or for such lesser period as the Fund has been in existence. Average annual total return (after taxes on distributions and redemption) is determined by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending value, according to the following formula:



                       P(1+T)n = ATVDR
Where:

    P       =  a hypothetical initial payment of $1,000.
    T       =  average annual total return (after taxes on distributions and redemption).
    N       =  number of years.
    ATVDR   =  ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of
               the 1-, 5-, or 10-year periods (or fractional portion),
               after taxes on fund distributions and redemption.


   The calculation of average annual total return (after taxes on distributions and redemption) assumes that any charges are deducted from the initial $1,000 payment and that all distributions by the Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on any distributions by the Fund are calculated by applying the tax rates discussed below to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date, e.g. the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, such as tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law.

   The tax rate used in calculating average annual return (after taxes on distributions and redemption) is the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The calculation disregards any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

   The ending value used in calculating average annual return (after taxes on distribution and redemption) is determined by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds. The basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distribution is separately tracked. The distribution net of taxes assumed paid from the distribution is included in determining the basis for a reinvested distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions.

   The capital gain taxes (or the benefit resulting from tax losses) used in calculating average annual return (after taxes on distribution and redemption) are determined using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The calculation assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

	The following table shows the average annual total returns (after taxes on distributions and redemption) for the periods ended December 31, 2001, which include performance of the Predecessor Account for periods prior to the Fund's inception on ____________, 2002. As a tax deferred arrangement, the Predecessor Account made no distributions and therefore was not subject to any taxes on distributions.



               			One Year       Since Inception
Average
Annual Total
Return (after taxes             24.62%         16.08%
on distributions and
and redemption)


    CUMULATIVE TOTAL RETURN. The Fund may also advertise cumulative total return (the actual change in value of an investment in the Fund assuming reinvestment of dividends and capital gains).

	The following table shows the cumulative total returns for the periods ended December 31, 2001, which include performance of the Predecessor Account for periods prior to the Fund's inception on ____________, 2002.



               			One Year      Since Inception
Cumulative Total Return          30.77%            25.73%



PERFORMANCE COMPARISONS

   The Fund may compare its performance to the performance of other mutual funds having similar objectives. This comparison must be expressed as a ranking prepared by independent services or publications that monitor the performance of various mutual funds such as Lipper, Inc. ("Lipper") and Morningstar, Inc., ("Morningstar"). Lipper prepares the "Lipper Composite Index," a performance benchmark based upon the average performance of publicly offered stock funds, bond funds, and money market funds as reported by Lipper. Morningstar, a widely used independent research firm, also ranks mutual funds by overall performance, investment objectives and assets. The Fund's performance may also be compared to the performance of various unmanaged indices such as the Russell 2000 Value Index, Russell 3000 Index, Wilshire 5000 Equity Index, Russell 3000 Growth Index, Russell 1000 Growth Index, Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's 400 Composite Stock Price Index or the Dow Jones Industrial Average.

MASSACHUSETTS BUSINESS TRUST

   The Fund is series of a "Massachusetts business trust."
A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and are described below.

   Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, instrument or undertaking made on behalf of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

   No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Fund. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Fund.

   The Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee or agent of the Fund or to a shareholder, and that no Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of the Fund, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Fund for any satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

   The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

DESCRIPTION OF SHARES

   The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Fund represents separate series of shares of beneficial interest. See "Massachusetts Business Trust" above. The Trustees may classify or reclassify any series of the Trust into one or more classes.

   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and to divide or combine the shares of any series, if applicable, without changing the proportionate beneficial interest of each shareholder in the Fund or assets of another series, if applicable. Each share of the Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. See "Massachusetts Business Trust" above. Shares of the Fund have no preemptive or conversion rights and are fully paid and non-assessable. The rights of redemption and exchange are described in the Prospectus and in this Statement of Additional Information.

   The shareholders of the Trust are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Declaration of Trust of the Trust.

   Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee from office. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the shares of the Trust. In addition, whenever ten or more shareholders of record who have been shareholders of record for at least six months prior to the date of the application, and who hold in the aggregate either shares of the Fund having a net asset value of at least
$25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any of the Trustees and accompanies by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either:
(1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed shareholder communication and form of request. If the Trustees elect to follow the latter,the

Trustees, upon the written request of such applicants accompanied by a tender of the material to be mailed and the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more objections or refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more objections, the SEC shall find, after notice and opportunity for a hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

   The Trustees have authorized the issuance and sale to the public of shares of six series of the Trust. The Trustees may authorize the issuance of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset value procedures.
All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of the additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of the Fund, to the extent required by the 1940 Act.

ADDITIONAL INFORMATION

   This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington DC.

   Statements contained in the Statement of Additional Information and the Prospectus concerning the contents or any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the applicable Registration Statement. Each such statement is qualified in all respects by such reference.

   No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus or this Statement of Additional Information, in connection with the offer of shares of the Fund and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Fund or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.

                      PART C
         TO THE REGISTRATION STATEMENT OF
         MANAGERS AMG FUNDS (THE "TRUST")

ITEM 23.      EXHIBITS.


Exhibit No.		Description
-----------            ------------

a.1           Master Trust Agreement dated June 18, 1999.(i)

a.2 Amendment No. 1 to Master Trust Agreement changing the name of the "Essex Growth Fund" to "Essex Aggressive Growth Fund." (iii)

a.3 Amendment No. 2 to Master Trust Agreement changing the name of the Trust to "Managers
              AMG Funds." (iii)

a.4 Amendment No. 3 to Master Trust Agreement establishing a new series of shares of beneficial interest of the Trust designated as the "Frontier Growth Fund." (vii)

a.5 Amendment No. 4 to Master Trust Agreement establishing a new series of shares of beneficial interest of the Trust designated as the "First Quadrant Tax-Managed Equity
              Fund." (vii)

a.6 Amendment No. 5 to Master Trust Agreement establishing a new series of shares of beneficial interest of the Trust designated as the "Frontier Small Company Value Fund."
              (ix)

a.7 Amendment No. 6 to Master Trust Agreement establishing two new series of shares of beneficial interest of the Trust designated as the "Rorer Large-Cap Fund" and the "Rorer
              Mid-Cap Fund." (xi)

a.8 Amendment No. 7 to Master Trust Agreement establishing Investor and Institutional
              Classes of shares of the Essex Aggressive
              Growth Fund and Investor and Institutional
              Classes of shares of the Systematic Value
              Fund.  (xiv)

a.9 Amendment No. 8 to Master Trust Agreement establishing a new series of shares of beneficial interest of the Trust designated as the Burridge Small Cap Growth Fund. (xvi)

b.            By-Laws of the Trust dated June 18, 1999. (i)

c.	        Sections 4.2(d), 4.2(e), 4.2(f), 4.2(i),
              4.2(j), 4.2(k), 4.2(m), 4.6, 6.3, 6.5, 6.6,
              7.1, 7.2 and 7.3 and Article V of the Master
              Trust Agreement are included in Exhibit a.(i)

d.1 Investment Management Agreement between the Registrant and The Managers Funds LLC, dated as of October 19, 1999. (iii)

d.2           Form of Letter Agreement to Investment
              Management Agreement between the Registrant and The Managers Funds, LLC with respect to the Frontier Growth Fund, dated as of September 19, 2000. (vi)

d.3 Form of Letter Agreement to Investment Management Agreement between the Registrant and The Managers Funds LLC with respect to the First Quadrant Tax-Managed Equity Fund. (vii)

d.4 Form of Letter Agreement to Investment Management Agreement between the Registrant and The Managers Funds LLC with respect to the Frontier Small Company Value Fund. (viii)

d.5 Sub-Advisory Agreement between The Managers Funds LLC and Essex Investment Management Company, LLC with respect to the Essex Aggressive Growth Fund, dated as of October 19, 1999.
              (iii)

d.6 Form of Sub-Advisory Agreement between The Managers Funds LLC and Frontier Capital Management Company, LLC with respect to the Frontier Growth Fund, dated as of September 19, 2000. (iv)

d.7 Form of Sub-Advisory Agreement between The Managers Funds, LLC and First Quadrant, L.P. with respect to the First Quadrant Tax-Managed Equity Fund, dated as of November 14, 2000. (vii)

d.8 Form of Letter Agreement to Sub-Advisory Agreement between The Managers Funds LLC and Frontier Capital Management Company, LLC with respect to the Frontier Small Company Value Fund.
              (viii)

d.9 Form of Letter Agreement to Investment Management Agreement between the Registrant and The Managers Funds LLC with respect to the Rorer Large-Cap Fund. (xi)

d.10 Form of Letter Agreement to Investment Management Agreement between the Registrant and The Managers Funds LLC with respect to the Rorer Mid-Cap Fund. (xi)

d.11 Form of Sub-Advisory Agreement between The Managers Funds LLC and Rorer Asset Management, LLC with respect to the Rorer Large-Cap Fund and the Rorer Mid-Cap Fund, dated December 5, 2001. (xi)

d.12 Form of Letter Agreement to Investment Management Agreement between the Registrant and The Managers Funds LLC with respect to the Systematic Value Fund. (xiv)

d.13 Form of Sub-Advisory Agreement between The Managers Funds LLC and Systematic Financial Management, L.P. with respect to the Systematic Value Fund. (xiv)

d.14 Form of Letter Agreement to the Investment Management Agreement between the Registrant and The Managers Funds
              LLC with respect to the Burridge Small Cap Growth Fund. (xvi)

d.15          Form of Sub-Advisory Agreement between The Managers
              Funds, LLC and The Burridge Group LLC with respect to the Burridge Small Cap Growth Fund. (xvi)

e.1 Distribution Agreement between the Registrant and Managers Distributors, Inc., dated April 1, 2001. (xiii)

e.2           Intentionally omitted.

e.3           Intentionally omitted.

e.4 Form of Letter Agreement to the Distribution Agreement between the Registrant and Managers Distributors, Inc. with respect to the Rorer Large-Cap Fund and the Rorer Mid-Cap Fund. (xi)

e.5 Form of Letter Agreement to the Distribution Agreement between the Registrant and Managers Distributors, Inc. relating to Essex Aggressive Growth Fund and Systematic Value Fund. (xiv)

e.6 Form of Letter Agreement to the Distribution Agreement between the Registrant and Managers Distributors, Inc. relating to the Burridge Small Cap Growth Fund. (xvi)

f.	        Not applicable.

g. Form of Custodian Agreement between the Registrant and State Street Bank and Trust Company. (iii)

h. Form of Transfer Agency Agreement between the Registrant and Boston Financial Data Services, Inc. (iii)

i.1 Opinion and Consent of Goodwin Procter LLP with respect to the Investor and Institutional Class shares of the Essex Aggressive Growth Fund. (xv)

i.2 Opinion and Consent of Goodwin Procter LLP with respect to the Frontier Growth Fund. (vi)

i.3 Opinion and Consent of Goodwin Procter LLP with respect to the First Quadrant Tax-Managed Equity Fund. (vii)

i.4 Opinion and Consent of Goodwin Procter LLP with respect to the Frontier Small Company Value Fund. (ix)

i.5 Opinion and Consent of Goodwin Procter LLP with respect to the Rorer Large-Cap Fund and the Rorer Mid-Cap Fund. (xi)

i.6 Opinion and Consent of Goodwin Procter LLP with respect to the Systematic Value Fund. (xiv)

i.7 Opinion and Consent of Goodwin Procter LLP with respect to the Burridge Small Cap Growth Fund. (xvi)

j.1           Not Applicable.

k.            Not Applicable.

l.            Power of Attorney dated September 9, 1999. (ii)

m.1 Plan of Distribution Pursuant to Rule 12b-1, dated as of October 15, 1999. (iii)

m.2 Addendum to Plan of Distribution Pursuant to Rule 12b-1 with respect to the Rorer Large-Cap Fund and the Rorer Mid-Cap Fund. (xi)

n.            Multiple Class Expense Allocation Plan adopted pursuant to
              Rule 18f-3.  (xiii)

n.1 Revised Schedule A to Multiple Class Expense Allocation Plan adopted pursuant to Rule 18f-3. (xiv)

o.            Not applicable.

p.1           Code of Ethics of the Trust. (vi)

p.2           Code of Ethics of The Managers Funds LLC and Managers
              Distributors, Inc. (xii)

p.3           Code of Ethics of Essex Investment Management Company, LLC.
              (vii)

p.4           Code of Ethics of Frontier Capital Management Company, LLC.
              (viii).

p.5           Code of Ethics of First Quadrant, L.P. (vii)

p.6           Code of Ethics of Rorer Asset Management, LLC. (xii)

p.7           Code of Ethics of Systematic Financial Management, L.P.
              (xiv)

p.8           Code of Ethics of The Burridge Group LLC.  (xvi)

--------------------------------------------------------------------------
(i) Filed as an exhibit to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed August 6, 1999), under the same exhibit number.

(ii)	        Filed as an exhibit to Pre-Effective Amendment No. 1 to the
              Registrant's Registration Statement on Form N-1A,
              Registration No. 333-84639 (filed September 23, 1999), under the same exhibit number.

(iii) Filed as an exhibit to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A,
              Registration No. 333-84639 (filed October 21, 1999), under the same exhibit number.

(iv) Filed as an exhibit to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A,
              Registration No. 333-84639 (filed June 19, 2000), under the same exhibit number.

(v) Filed as an exhibit to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A,
              Registration No. 333-84639 (filed August 1, 2000), under the same exhibit number.

(vi) Filed as an exhibit to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A,
              Registration No. 333-84639 (filed September 15, 2000), under the same exhibit number.

(vii) Filed as an exhibit to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A,
              Registration No. 333-84639 (filed November 14, 2000), under the same exhibit number.

(viii) Filed as an exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A,
              Registration No. 333-84639 (filed November 17, 2000), under the same exhibit number.

(ix) Filed as an exhibit to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A,
              Registration No. 333-84639 (filed February 20, 2001), under the same exhibit number.

(x) Filed as an exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed March 1, 2001), under the same exhibit number.

(xi) Filed as an exhibit to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed October 5, 2001), under the same exhibit number.

(xii) Filed as an exhibit to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed December 19, 2001), under the same exhibit number.

(xiii) Filed as an exhibit to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed December 31, 2001), under the same exhibit number.

(xiv) Filed as an exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed January 17, 2002), under the same exhibit number.

(xv) Filed as an exhibit to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed January 30, 2002), under the same exhibit number.

(xvi) Filed as an exhibit to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A, Registration No. 333-84639 (filed April 11, 2002), under the same exhibit number.



ITEM 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
                  REGISTRANT.

                  None.

ITEM 25.          INDEMNIFICATION.

                  Under Article VI of the Registrant's Master Trust
                  Agreement, any present or former Trustee, Officer, agent or employee or person serving in such capacity with another entity at the request of the Registrant ("Covered Person") shall be indemnified against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromises or as fines or penalties and expenses, including reasonable legal and accounting fees, in connection with the defense or disposition of any proceeding by or in the name of the Registrant or any shareholder in his capacity as such if: (i) a favorable final decision on the merits is made by a court or administrative body; or (ii) a reasonable determination is made by a vote of the majority of a quorum of disinterested
                  Trustees or by independent legal counsel that the Covered
                  Person was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in his office ("Disabling Conduct"); or (iii) a determination is made to indemnify the Covered Person under procedures approved by the Board of Trustees which in the opinion of independent legal counsel are not inconsistent with the Investment Company Act of 1940, as amended (the
                  "1940 Act"). Said Article VI further provides that the
                  Registrant shall indemnify any Covered Person against any such liabilities and expenses incurred in connection with the defense or disposition of any other type of proceeding except with respect to any matter as to which the Covered
                  Person shall have engaged in Disabling Conduct or shall have been finally adjudicated not to have acted in good faith and in the reasonable belief that such Covered
                  Person's action was in or not opposed to the best interests of the Registrant.

ITEM 26.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

                  The Managers Funds LLC, a registered investment adviser, is a subsidiary of Affiliated Managers Group, Inc. ("AMG") and
                  AMG serves as its Managing Member. The Managers Funds LLC serves as an investment adviser to investment companies registered under the 1940 Act. The business and other connections of the officers and directors of The Managers
                  Funds LLC, are listed in Schedules A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said ADV Form is 801-56365.

                  Essex Investment Management Company, LLC ("Essex") serves as sub-adviser to the Essex Aggressive Growth Fund. AMG owns a majority interest in Essex. Essex is the successor firm to Essex Investment Management Company, Inc., which was formed in 1976. The business and other connections of the officers and directors of Essex are listed in Schedules A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said ADV Form is 801-12548.

                  Frontier Capital Management Company, LLC. ("Frontier") serves as sub-adviser to the Frontier Growth Fund and to the Frontier Small Company Value Fund. AMG owns a majority interest in Frontier. Frontier is the successor firm to Frontier Capital Management Company, Inc., which was formed in 1980. The business and other connections of the officers and directors of Frontier are listed in Schedules A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said ADV Form is 801-15724.

                  First Quadrant, L.P. ("First Quadrant") serves as sub-adviser to the First Quadrant Tax-Managed Equity Fund. AMG owns a majority interest in First Quadrant. First Quadrant is the successor firm to First Quadrant Corporation, which was formed in 1988. The business and other connections of the officers and directors of First Quadrant are listed in Schedules A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said
                  ADV Form is 801-51748.

                  Rorer Asset Management, LLC ("Rorer") serves as sub-adviser to the Rorer Large-Cap Fund and to the Rorer Mid-Cap Fund.
                  AMG owns a majority interest in Rorer. Rorer is the successor firm to Rorer Asset Management Company, L.P., which was formed in 1978. The business and other connections of the officers and directors of Frontier are listed in Schedules A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said ADV Form is 801-56110.

                  Systematic Financial Management, L.P. ("Systematic") serves as sub-adviser to the Systematic Value Fund. AMG owns a majority interest in Systematic. Systematic was formed in 1983. The business and other connections of the officers and directors of Systematic are listed in Schedules A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said ADV Form is 801-
                  48908.

                  The Burridge Group LLC ("Burridge") serves as sub-adviser to the Burridge Small Cap Growth Fund. AMG owns a majority interest in Burridge. Burridge was formed in 1986. The business and other connections of the officers and directors of Burridge are listed in Schedules A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said ADV Form is 801-53275.

ITEM 27.	      PRINCIPAL UNDERWRITERS.

(a) Managers Distributors, Inc. acts as principal underwriter for the Registrant. Managers Distributors, Inc. also acts as principal underwriter for The Managers Funds, The
                  Managers Trust I and The Managers Trust II.

(b) The following information relates to the directors, officers and partners of Managers Distributors, Inc.:



NAME AND PRINCIPAL                 POSITIONS AND OFFICES       POSITIONS AND
BUSINESS ADDRESS                      WITH UNDERWRITER       OFFICES WITH FUND
------------------                 ---------------------     ------------------
Nathaniel Dalton                    Director                   None
c/o Affiliated Managers Group, Inc.
600 Hale Street
Prides Crossings, Massachusetts 01965
--------------------------------------------------------------------------------
Daniel J. Shea                      Director                   None
c/o Affiliated Managers Group, Inc.
600 Hale Street
Prides Crossings, Massachusetts 01965
--------------------------------------------------------------------------------
John Kingston, III                  Director and Secretary     Secretary
c/o Affiliated Managers Group, Inc.
600 Hale Street
Prides Crossings, Massachusetts 01965
--------------------------------------------------------------------------------
Peter M. Lebovitz                   President                  President
40 Richards Avenue
Norwalk, Connecticut 06854-2325
--------------------------------------------------------------------------------
Donald S. Rumery                    Treasurer                  Treasurer and
40 Richards Avenue                                             Principal
Norwalk, Connecticut 06854-2325                                Accounting
                                                               Officer
--------------------------------------------------------------------------------




(c)               Not applicable.

ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS.

                  The accounts and records of the Registrant are maintained at the offices of the Registrant at 40 Richards Avenue, Norwalk, Connecticut 06854 and at the offices of the Custodian, State Street Bank and Trust Company, 225
                  Franklin Street, Boston, Massachusetts  02106 and 1776
                  Heritage Drive, North Quincy, Massachusetts 01171 and at the offices of the Transfer Agent, Boston Financial Data
                  Services, Inc. 1776 Heritage Drive, North Quincy,
                  Massachusetts  01171.

ITEM 29.          MANAGEMENT SERVICES.

                  There are no management-related service contracts other than the Investment Management Agreement relating to management services described in Parts A and B.

ITEM 30.          UNDERTAKINGS.

                  Not applicable.



                       SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment
Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Norwalk and State of Connecticut, on the 7th day of May, 2002.
                     MANAGERS AMG FUNDS

                           BY  /s/Donald S. Rumery
                               --------------------------
                               Donald S. Rumery
                               Treasurer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


  Signature                          Title                          Date
  ---------                          -----                          ----

          *
-----------------------
Jack W. Aber                       Trustee                    May 7, 2002


          *
-----------------------
William E. Chapman, II             Trustee                    May 7, 2002


          *
-----------------------
Sean M. Healey                     Trustee                    May 7, 2002


          *
-----------------------
Edward J. Kaier                    Trustee                    May 7, 2002


          *
-----------------------
Eric Rakowski                      Trustee                    May 7, 2002


          *
-----------------------
Peter M. Lebovitz                  Trustee, President         May 7, 2002
                                   and Principal
                                   Executive Officer


/s/Donald S. Rumery
-----------------------
Donald S. Rumery                   Treasurer, Principal       May 7, 2002
                                   Financial Officer and
                                   Principal Accounting
                                   Officer



*By Donald S. Rumery pursuant to Power of Attorney.